SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	860,546
Weighted average remaining contractual life	49 years 5 months 5 days
Number of options exercisable as of December 31, 2019	168,547
$4.15 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	118,546
Exercise price | $ / shares	$ 4.15
Weighted average remaining contractual life	19 years 9 months 14 days
Number of options exercisable as of December 31, 2019	118,546
$4.40 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	24,000
Exercise price | $ / shares	$ 4.40
Weighted average remaining contractual life	17 years 2 months 23 days
Number of options exercisable as of December 31, 2019	24,000
$4.86 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	39,000
Exercise price | $ / shares	$ 4.86
Weighted average remaining contractual life	31 years 11 months 12 days
Number of options exercisable as of December 31, 2019	26,001
$4.18 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	74,000
Exercise price | $ / shares	$ 4.18
Weighted average remaining contractual life	69 years 1 month 2 days
Number of options exercisable as of December 31, 2019	0
$4.31 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	91,000
Exercise price | $ / shares	$ 4.31
Weighted average remaining contractual life	59 years 11 months 1 day
Number of options exercisable as of December 31, 2019	0
$4.51 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	30,000
Exercise price | $ / shares	$ 4.51
Weighted average remaining contractual life	60 years 1 month 13 days
Number of options exercisable as of December 31, 2019	0
$5.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	20,000
Exercise price | $ / shares	$ 5.05
Weighted average remaining contractual life	66 years 18 days
Number of options exercisable as of December 31, 2019	0
$5.15 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	440,000
Exercise price | $ / shares	$ 5.15
Weighted average remaining contractual life	53 years 9 months 11 days
Number of options exercisable as of December 31, 2019	0
$5.61 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding as of December 31, 2019	24,000
Exercise price | $ / shares	$ 5.61
Weighted average remaining contractual life	49 years 2 months 23 days
Number of options exercisable as of December 31, 2019	0